Trade and Other receivables - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of trade and other receivables [line items]
Increase in trade receivables	€ 0.1
Increase on other current assets	0.4
Decrease in prepaid expenses	0.3
Reimbursement of research and development tax credit	0.8
Walloon Region [Member]
Disclosure of trade and other receivables [line items]
Increase on current grant receivables	1.2
Increase in grant receivables	0.4
C-Cathez [Member]
Disclosure of trade and other receivables [line items]
Increase in trade receivables	€ 0.2